Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 6. EARNINGS PER COMMON SHARE

Presented below is a summary of the components used to calculate basic and diluted earnings per common share for the three and nine months ended September 30, 2011 and 2010.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net income (loss) available to common shareholders $	(1,435,942)	$383,570	$(1,242,055)	$(51,048)

Weighted average common shares outstanding	9,825,751	9,717,300	9,813,252	9,701,656
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period	111,481	111,660	111,481	111,660

Average number of common shares outstanding used to calculate diluted earnings per common share	9,937,232	9,828,960	9,924,733	9,813,316

Weighted average common shares outstanding are used for the three and nine months ended September 30, 2011, as there was a net loss in those periods, and inclusion of common stock equivalents would have been anti-dilutive.

Weighted average shares outstanding for the three and nine months ended September 30, 2010 have been adjusted for a four for one stock split in the form of a 100% stock dividend declared and paid on June 22, 2010.

NOTE 17.	LOSSES PER SHARE

Presented below is a summary of the components used to calculate basic and diluted losses per share:

	Years Ended December 31,
	2010	2009
Net loss available to common shareholders	$(25,125)	$(10,680,093)

Weighted average number of common shares outstanding	9,719,293	9,298,920
Effect of dilutive options	111,482	275,114

Weighted average number of common shares outstanding used to calculate dilutive earnings per share	9,830,775	9,574,034